Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Loss and Other Comprehensive Loss
Revenues	$ 15	$ 27
Expenses:
Research and development	23,729	19,714
Research tax credits	(507)	(536)
Research and development, net of tax credits	23,222	19,178
General and administrative	9,735	6,580
Total operating expenses	32,957	25,758
Loss from operating activities	(32,942)	(25,731)
Finance income	1,224	1,146
Finance costs	(39)	(1,423)
Net finance income (costs) (note 10)	1,185	(277)
Net loss for the year	(31,757)	(26,008)
Other comprehensive income:
Currency translation adjustment (note 2 (c))		2,427
Other comprehensive income for the year		2,427
Total comprehensive loss for the year	$ (31,757)	$ (23,581)
Loss per share (note 12)
Basic and diluted loss per share	$ (0.54)	$ (0.55)